Securities Available for Sale (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Amortized Cost, Due in less than one year	$ 821
Amortized Cost, Due in one to five years	0
Amortized Cost, Due after five through ten years	2,000
Amortized Cost, Due after ten years	8,000
Securities available for sale, Amortized Cost	41,206	39,749
Fair Value, Due in less than one year	824
Fair Value, Due in one to five years	0
Fair Value, Due after five through ten years	1,768
Fair Value, Due after ten years	7,988
Securities available for sale , Fair Value	41,124
Collateralized Mortgage Obligations [Member]
Securities available for sale, Amortized Cost	20,041	20,199
Fair Value	20,134
Residential Mortgage Backed Securities [Member]
Securities available for sale, Amortized Cost	10,344	4,020
Fair Value	$ 10,410